Risk management - Trading Market Risk (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Methodologies
Time frame from reference date	2 years
Trading market risk
Methodologies
Confidence level, percent	99.00%	99.00%	99.00%
Time frame, historical simulation	1 day
Number of figures calculated daily for VaR	2
Trading market risk | Minimum
Methodologies
Time frame from reference date	520 days